PROVISION FOR ONEROUS CONTRACTS	12 Months Ended
Dec. 31, 2021
PROVISION FOR ONEROUS CONTRACTS
PROVISION FOR ONEROUS CONTRACTS

NOTE 31 – PROVISION FOR ONEROUS CONTRACTS

	Balance as of			Balance as of
	12/31/2020	Constitutions	Reversals	12/31/2021
Generation
Jirau	129,672	51,145	(33,695)	147,122
Funil	225,727	54,800	—	280,527
Coaracy Nunes	99,502	—	(88,470)	11,032
	454,901	105,945	(122,165)	438,681
Total	454,901	105,945	(122,165)	438,681

	Balance as of			Balance as of
	12/31/2019	Constitutions	Reversals	12/31/2020
Generation
Jirau	39,150	124,871	(34,349)	129,672
Funil	222,881	13,925	(11,079)	225,727
Coaracy Nunes	99,757	36,283	(36,538)	99,502
	361,788	175,079	(81,966)	454,901
Transmission
LT Eunápolis-T.Freitas	4,059	—	(4,059)	—
	4,059	—	(4,059)	—

Total	365,847	175,079	(86,025)	454,901

	12/31/2021	12/31/2020
Current Liabilities	10,517	40,196
Non-current Liabilities	428,164	414,705
Total	438,681	454,901

Accounting policy

Present obligations resulting from onerous contracts are recognized and measured as provisions. An onerous contract exists when the unavoidable costs of meeting its obligations exceed the economic benefits that are expected to be received over time.